Current and non-current inventories	12 Months Ended
Dec. 31, 2020
Current and non-current inventories
Current and non-current inventories

8  Current and non-current inventories

Current inventories are disclosed as follows:

	December 31,	December 31,
(€ million)	2020	2019
Raw and auxiliary materials and consumables	706	950
Consumables for infrastructure and facility maintenance of perforation activities	1,580	1,477
Finished products and goods	1,603	2,284
Other	4	23
	3,893	4,734

Raw and auxiliary materials and consumables include oil-based feedstock, catalysts and other consumables pertaining to refining and chemical activities.

Materials and supplies include materials to be consumed in drilling activities and spare parts to the Exploration & Production segment for €1,463 million (€1,359 million at December 31, 2019).

Finished products and goods included natural gas and oil products for €874 million (€1,467 million at December 31, 2019) and chemical products for €443 million (€547 million at December 31, 2019).

Inventories are stated net of write-down provisions of €348 million (€377 million at December 31, 2019).

Inventories held for compliance purposes of €995 million (€1,371 million at December 31, 2019) related to Italian subsidiaries for €977 million (€1,353 million at December 31, 2019) in accordance with minimum stock requirements for oil and petroleum products set forth by applicable laws.

The decrease in current and non-current inventories was due to the alignment of the book values to their net realizable values at year-end, which were affected by the drop in oil and hydrocarbons prices.